FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEET) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 6,679,024	$ 92,697,098	$ 203,635,798	$ 81,414,436
Prepaid expenses and other current assets	23,933,967	11,152,142
Amount due from related party	6,562,487	9,887,310
Total current assets	96,511,143	179,452,895
TOTAL ASSETS	816,307,804	878,476,642
Current liabilities:
Accrued expenses and other current liabilities	7,617,455	9,164,522
Amount due to related party	23,708,363	3,159,356
Total current liabilities	260,311,121	217,840,943
EQUITY
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively	17,288	17,571
Additional paid in capital	144,755,902	142,511,581
Retained earnings	38,276,015	150,204,956
Accumulated other comprehensive income	19,551,006	18,444,123
Treasury stock	(494,928)
Total Daqo New Energy Corp. shareholders' equity	202,105,283	311,178,231
TOTAL LIABILITIES AND EQUITY	816,307,804	878,476,642
Parent Company [Member]
Current assets:
Cash and cash equivalents	5,669,834	3,291,387	42,377,021	4,924,402
Prepaid expenses and other current assets	593,707	562,500
Amount due from related party	5,110,085
Total current assets	11,373,626	3,853,887
Investments in subsidiaries, net	190,945,888	307,534,867
TOTAL ASSETS	202,319,514	311,388,754
Current liabilities:
Accrued expenses and other current liabilities	214,231
Amount due to related party		210,523
Total current liabilities	214,231	210,523
EQUITY
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively	17,288	17,571
Additional paid in capital	144,755,902	142,511,581
Retained earnings	38,276,015	150,204,956
Accumulated other comprehensive income	19,551,006	18,444,123
Treasury stock	(494,928)
Total Daqo New Energy Corp. shareholders' equity	202,105,283	311,178,231
TOTAL LIABILITIES AND EQUITY	$ 202,319,514	$ 311,388,754